BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 891,816	$ 215,574
Inventories, net	936,676	704,156
Prepaid expenses and other current assets	31,450	12,196
Total current assets	1,859,942	931,926
Property and equipment, net	1,365,029	1,325,978
Operating right of use asset	1,279,595
Total assets	4,504,566	2,257,904
Current liabilities:
Accounts payable	799,280	863,642
Accrued liabilities	235,779	160,893
Contract liability	6,784	71,502
Warranty reserve	75,000	75,000
Capital leases		445,760
Notes payable - related party	27,850
Liability right of use assets	295,374
Total current liabilities	1,440,067	1,616,797
Long-term operating lease liabilities	1,015,759
Notes payable - EIDL loan	499,900
Notes Payable - related party		525,500
Total Liabilities	2,955,726	2,142,297
Stockholders' equity:
Common stock, $.01 par value, authorized shares 10,000; Issued and outstanding 100 and 100, respectively	1	1
Additional Paid-in Capital	2,555,386	2,293,230
Accumulated deficit	(1,006,547)	(2,177,624)
Total stockholders' equity	1,548,840	115,607
Total liabilities and stockholders' equity	$ 4,504,566	$ 2,257,904